Income Taxes, Change in Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of period	$ 4,114	$ 5,437
Additions:
For tax positions related to the current year	292	246
For tax positions related to prior years	140	352
Reductions:
For tax positions related to prior years	(1,354)	(765)
Lapse of statute of limitations	(44)	(389)
Settlements with tax authorities	(43)	(767)
Balance, end of period	3,105	4,114
Unrecognized tax benefits	3,105	4,114
Unrecognized tax benefits that would impact effective tax rate	2,000
Unrecognized tax benefits related to income tax positions on temporary differences	1,100
Accrued interest and penalties	(53)	(29)
Recognized interest and penalties benefit, net of tax	$ (199)	$ (325)